RESTRUCTURING	12 Months Ended
Dec. 31, 2013
RESTRUCTURING
RESTRUCTURING

NOTE 11—RESTRUCTURING

Restructuring Costs

        There were no restructuring activities during fiscal 2013. During fiscal 2012, the Company recorded approximately $0.4 million in restructuring charges of which $0.4 million was related to the 2009 Restructuring Plan. During fiscal 2011, the Company recorded approximately $2.4 million in restructuring charges of which $2.4 million was related to the 2009 Restructuring Plan and an immaterial amount was related to the 2008 Restructuring Plan. The following describes the Company's restructuring initiatives.

2009 Restructuring Plan

        On June 9, 2009, the Board of Directors of the Company approved the 2009 Restructuring Plan designed to reduce the Company's operating costs. The 2009 Restructuring Plan included a worldwide reduction in force of approximately 50% of the Company's headcount, or approximately 2,300 employees located primarily in China and the United States and, to a lesser degree, other international locations. During the year ended December 31, 2012, the Company recorded restructuring costs of approximately $0.4 million related to the 2009 Restructuring Plan, net of approximately $0.2 million of reversal of charges recorded in prior periods due to changes in estimates. The restructuring costs for the year ended December 31, 2012 consist primarily of $0.1 million for severance and benefits related to few employees included in the 2009 Restructuring Plan, adjusted for changes in estimate in termination date of employees, and approximately $0.3 million of lease exit costs primarily related to a lease expiring in 2013. During the year ended December 31, 2011, the Company recorded restructuring costs of approximately $2.4 million related to the 2009 Restructuring Plan, net of approximately $1.6 million of reversal of charges due to changes in estimates. The restructuring costs for the year ended December 31, 2011 consisted primarily of $2.1 million for severance and benefits related to approximately 50 employees included in the 2009 Restructuring Plan, adjusted for changes in estimate in termination date of employees, and approximately $0.3 million of lease exit costs primarily related to a lease expiring in 2013. Total restructuring costs recorded through December 31, 2012 related to the 2009 Restructuring Plan approximated $58.4 million. As of December 31, 2012, the 2009 Restructuring Plan was completed.

2008 Restructuring Plan

        During fiscal 2008, the Company implemented a restructuring plan, or 2008 Restructuring Plan, and recorded $13.1 million in restructuring charges primarily related to a global reduction in force across all functions and employee terminations at certain non-core operations which the Company was in the process of winding down. The total number of employees affected totaled approximately 750, including 350 in China, 200 in Korea and 200 in other locations including the United States. During the year ended December 31, 2011, the Company recorded an immaterial amount of additional restructuring costs related to the 2008 Restructuring Plan, for severance and benefit costs being recognized over the remaining service period for employees included in the 2008 Restructuring Plan. During the year ended December 31, 2010, the Company recorded additional restructuring costs related to the 2008 Restructuring Plan of approximately $0.3 million, for severance and benefit costs being recognized over the remaining service period for employees included in the 2008 Restructuring Plan. Total restructuring costs recorded through December 31, 2011 related to the 2008 Restructuring Plan approximated $19.7 million. At December 31, 2011, the 2008 Restructuring Plan was completed.

        The activity in the accrued restructuring balances related to the plans described above was as follows for the years ended December 31, 2011 and 2012:

	Balance at 31-Dec-10	Restructuring Charges	Cash Payments	Balance at 31-Dec-11	Restructuring Charges	Cash Payments	Balance at 31-Dec-12
	(in thousands)
2009 Restructuring Plan
Workforce Reduction	$9,425	$2,052	(11,246)	231	49	(280)	$—
Lease Costs	1,971	312	(822)	1,461	309	(1,770)	—

Total 2009 Restructuring Plan	11,396	2,364	(12,068)	1,692	358	(2,050)	—
2008 Restructuring Plan
Workforce Reduction	21	22	(43)	—	—	—	—

Total 2008 Restructuring Plan	21	22	(43)	—	—	—	—

Grant Total	$11,417	$2,386	$(12,111)	$1,692	$358	$(2,050)	$—